Share listing expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Calculation of the Share listing expense
Details of the calculation of the Share listing expense are as follows:

(Euros in thousands, except share and per share data)

Description	Amount	Number of shares/warrants
(a) ARYA Ordinary Shares	—	17,968,750
(b) Closing price of ARYA Ordinary Shares on Nasdaq as of July 1, 2020	€13.53	—
(c) Fair value of TopCo Shares issued to ARYA shareholders (a * b)	€243,071	—
(d) Outstanding ARYA Public Warrants	—	7,187,500
(e) Closing price of ARYA Public Warrants on Nasdaq as of July 1, 2020	€4.82	—
(f) Fair value of outstanding ARYA Public Warrants (d * e)	€34,644	—
Total fair value of ARYA Ordinary Shares and ARYA Public Warrants (c + f)	€277,715	—
ARYA’s identifiable net assets	€124,927	—
IFRS 2 Expense on the closing date	€152,787	—